INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest		Share of Profit from Investments in Equity Accounted Investees		Investments in Equity Accounted Investees
	At December 31		Year ended December 31		At December 31
($ millions)	December 31, 2017	December 31, 2016	2017	2016	2017	2016
Alliance(1)	50%	—	40	—	2,776	—
Aux Sable(1)	42.7% - 50%	—	22	—	449	—
Ruby Pipeline(1)(3)	50%(2)	—	29	—	1,516	—
Veresen Midstream(1)	46.3%	—	22	—	1,365	—
Other	50% - 75%	50%	3	1	123	134
			116	1	6,229	134
(1) On October 2, 2017 Pembina acquired Investments in Equity Accounted Investees through the acquisition of Veresen Inc. Refer to Note 6 Acquisition, for further details.
(2) Ownership interest in Ruby based presented as a 50% proportionate share with benefit of preferred distribution structure.
(3) Share of profit of Investments in Equity Accounted Investees for Ruby is equal to preferred interest distribution.
Summarized combined financial information of the Company’s interest in unconsolidated Investments in Equity Accounted Investees is as follows:

	Year ended December 31
($ millions)	2017	2016
Net Income
Revenue	281	23
Cost of sales	(53)	(2)
General and administrative expense	(23)	(4)
Depreciation and amortization	(83)	(15)
Finance costs and other	(6)	(1)
Net Income	116	1

	As at December 31
($ millions)	2017	2016
Balance Sheet
Current assets	363	2
Property, plant and equipment (1)	7,287	67
Intangible asset (2)	1,361	22
Goodwill	90	65
Other non-current assets	44
Current liabilities	455	5
Long-term debt	2,303	21
Other long-term liabilities	412	24
(1) At December 31, 2017, property, plant and equipment is comprised of 39% Alliance, 27% Ruby, 26% Veresen Midstream, 7% Aux Sable and 1% Other.
(2) At December 31, 2017, intangible assets is comprised of 53% Alliance and 45% Veresen Midstream, 1% Aux Sable and 1% Other.